ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE [Abstract]
ACCOUNTS PAYABLE
13.	ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of December 31,
	2011	2012

Game license fees payable	$-	$27,172,547
Fees payable to content and channel providers	12,015,995	9,048,431
Royalty fees payable	2,478,589	4,938,395
Others	852,449	1,452,951
	$15,347,033	$42,612,324